Restricted net assets (Narrative) (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Foreign Invested Enterprise [Member] Minimum [Member]	Dec. 31, 2012 Domestic Invested Enterprise [Member] Minimum [Member]
Restricted Net Assets [Line Items]
Required percentage of after-tax-profit allocated to general reserve	10.00%	10.00%		10.00%	10.00%
Reserve balance as a percentage of registered capital				50.00%	50.00%
Amount of restricted paid-in-capital and statutory reserve funds	$ 31,218,884	196,226,298	177,411,154